Revenue, Other Income And Other Gain	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue, Other Income And Other Gain
5.	REVENUE, OTHER INCOME AND OTHER GAIN
A. Revenue
An analysis of revenue is as follows:

	For the year ended December 31,
	2020	2021	2022
	HK$	HK$	HK$

Revenue from contracts with customers
Capital market solutions
Underwriting commission	165,472,605	29,051,940	94,528,263
Financial advisory fee	210,852,275	568,045,723	427,723,245
Management fee and performance-based incentive fee	196,352,216	57,230,194	16,791,083
Brokerage and handling fees	33,359,007	25,356,917	42,313,366
Others	1,227,022	792,862	576,736

	607,263,125	680,477,636	581,932,693

Digital solutions and other services
Insurance brokerage services commission	—	—	8,145,147
Digital solutions fees	—	—	175,427,849

	—	—	183,572,996
Fashion and luxury media advertising and marketing services
Fashion and luxury magazines and advertising services income	—	—	28,254,167
Fashion and luxury media licensing and marketing services income	—	—	31,424,904

	—	—	59,679,071
Revenue from other sources
Strategic investment
Dividend income	88,078,159	48,711,208	50,213,509
Gain related to disposed investments	82,948,508	125,112,176	173,129,345

	171,026,667	173,823,384	223,342,854
Net fair value changes on financial assets at fair value through profit or loss
-from listed equity shares, at quoted price	(371,305,326)	54,008,047	(378,012,020)
-from unlisted equity shares and movie income right investments (note a)	313,561,520	543,543,197	216,605,145
-from unlisted equity linked notes	26,688,861	—	—

Total net fair value changes on financial assets at fair value through profit or loss	139,971,722	771,374,628	61,935,979

Net fair value changes on derivative financial assets
-from derivative financial assets	371,305,326	(54,008,047)	484,760,273

	511,277,048	717,366,581	546,696,252

Total revenue	1,118,540,173	1,397,844,217	1,371,881,012

Note:
(a)
For the year ended December 2020, 2021 and 2022, net fair value gain arising from investments in equity securities of related parties are HK$336,403,752, HK$545,199,207and HK$213,791,063, respectively (Note 29(A)(ii)).

(i)	Disaggregated revenue information

The Company assesses revenues based
upon
the nature or
type o
f goods or services it provides and the operating segments of the related businesses. For more information on the operating segments, see Note 4, “Operating
Segment
Information”. The following tables present disaggregated revenue information:
For the year ended December 31, 2020

Segments	Capital market solutions	Strategic investment	Total
	HK$	HK$	HK$

Revenue from contracts with customers
Capital market solutions
Underwriting commission	165,472,605	—	165,472,605
Financial advisory fee	210,852,275	—	210,852,275
Management fee and performance-based incentive fee	196,352,216	—	196,352,216
Brokerage and handling fee s	33,359,007	—	33,359,007
Others	1,227,022	—	1,227,022

Sub-total	607,263,125	—	607,263,125
Revenue from other sources

Strategic investment
Net fair value changes on financial assets at fair value through profit or loss	—	(31,054,945)	(31,054,945)
Net fair value changes on derivative financial assets	—	371,305,326	371,305,326
Gain related to disposed investments	—	82,948,508	82,948,508
Dividend income	—	88,078,159	88,078,159

Total	607,263,125	511,277,048	1,118,540,173

Segments	Capital market solutions
HK$
Timing of revenue recognition
Services transferred at a point in time	200,058,634
Services transferred over time	407,204,491

Total revenue from contracts with customers	607,263,125

For the year ended December 31, 2021

Segments	Capital market solutions	Strategic investment	Total
	HK$	HK$	HK$
Revenue from contracts with customers
Capital market solutions
Underwriting commission	29,051,940	—	29,051,940
Financial advisory fee	568,045,723	—	568,045,723
Management fee and performance-based incentive fee	57,230,194	—	57,230,194
Brokerage and handling fee s	25,356,917	—	25,356,917
Others	792,862	—	792,862

Sub-total	680,477,636	—	680,477,636
Revenue from other sources

Strategic investment
Net fair value changes on financial assets at fair value through profit or loss	—	597,551,244	597,551,244
Net fair value changes on derivative financial assets	—	(54,008,047)	(54,008,047)
Gain related to disposed investments	—	125,112,176	125,112,176
Dividend income	—	48,711,208	48,711,208

Total	680,477,636	717,366,581	1,397,844,217

Segments	Capital market solutions
HK$
Timing of revenue recognition
Services transferred at a point in time	623,008,452
Services transferred over time	57,469,184

Total revenue from contracts with customers	680,477,636

For the year ended December 31, 2022

Segments	Capital market solutions	Digital solutions and other services	Fashion and luxury media advertising and marketing services	Strategic investment	Total
	HK$	HK$	HK$	HK$	HK$
Revenue from contracts with customers
Capital market solutions
Underwriting commission	94,528,263	—	—	—	94,528,263
Financial advisory fee	427,723,245	—	—	—	427,723,245
Management fee and performance-based incentive fee	16,791,083	—	—	—	16,791,083
Brokerage and handling fee s	42,313,366	—	—	—	42,313,366
Others	576,736	—	—	—	576,736

Digital solutions and other services
Insurance brokerage services	—	8,145,147	—	—	8,145,147
Digital solutions fees	—	175,427,849	—	—	175,427,849

Fashion and luxury media advertising and marketing services
Fashion and luxury magazines and advertising services income	—	—	28,254,167	—	28,254,167
Fashion and luxury media licensing and marketing services income	—	—	31,424,904	—	31,424,904

Sub-total	581,932,693	183,572,996	59,679,071	—	825,184,760
Revenue from other sources

Strategic investment
Net fair value changes on financial assets at fair value through profit or loss	—	—	—	(161,406,875)	(161,406,875)
Net fair value changes on derivative financial assets	—	—	—	484,760,273	484,760,273
Gain related to disposed investments	—	—	—	173,129,345	173,129,345
Dividend income	—	—	—	50,213,509	50,213,509

Total	581,932,693	183,572,996	59,679,071	546,696,252	1,371,881,012

Segments	Capital market solutions	Digital solutions and other services	Fashion and luxury media advertising and marketing services	Total
	HK$	HK$	HK$	HK$
Timing of revenue recognition
Services transferred at a point in time	565,141,610	8,145,147	28,254,167	601,540,924
Services transferred over time	16,791,083	175,427,849	31,424,904	223,643,836

Total revenue from contracts with customers	581,932,693	183,572,996	59,679,071	825,184,760

The following table shows the amount of revenue recognized in the current period that were included in the contract liabilities at the beginning of the reporting period:

	For the year ended December 31,
	2021	2022
	HK$	HK$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period
Capital market solutions	46,640,036	630,962

(ii)	Performance obligations
The transaction prices allocated to the remaining performance obligations of digital solutions services (unsatisfied or partially unsatisfied) as of December 31, 2021 and December 31, 2022 are as follows:
For digital solutions services

	As of December 31,
	2021	2022
	HK$	HK$

Within one year	—	204,702,968
More than one year	—	101,443,644

	—	306,146,612

The performance obligations expected to be recognized in more than one year relate to upfront fee that are to be satisfied within two years. All the other remaining performance obligations are expected to be recognized within one year.

B. Other income

	For the year ended December 31,
	2020	2021	2022
	HK$	HK$	HK$

Bank interest income	67,783	15,174	12,332
Other interest income (note a)	—	—	51,304,121
Interest income from the immediate holding company (Note 2 9 (A)(iv)) (Note 2 9 (B)(i))	101,159,079	116,028,045	75,991,943
Government grant (note b)	3,061,665	—	1,184,000
Others	7,578,941	9,494,952	12,969,150

	111,867,468	125,538,171	141,461,546

Notes:
(a)	Included in the other interest income is HK $45,272,261 derived from loan notes due from independent third parties related to the disposal of investments during the year ended December 31, 2022.
(b)
During the year ended December 31, 2022, the Group recognized government grants of HK$
1,184,000
(2021:
Nil
; 2020: HK$
3,061,665)
 f
rom the Employment Support Scheme provided by the Hong Kong Government in connection with the COVID-19 related subsidies.

C. Other gain
Other gain of HK$153,487,985 consists of (i) gain on bargain purchase of HK$37,966,405 with details inc luded
in Note 34; and (ii) gain on disposal of subsidiaries of HK$115,521,580. During the year ended December 31, 2022, the Group disposed of certain subsidiaries at a cash consideration of HK$350,000,000 , which is included in other receivables and settled in January 2023, to certain
independent third part
ies
. The net assets of these subsidiaries, in aggregate, are HK$248,235,650
,

which mainly consisted of cash and cash equivalents of HK$
144,050,060
,

accounts receivable of HK$200,036,799, other assets of HK$598,415,823
 and
 accounts payable of HK$690,228,623
.